Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Aug. 31, 2018
Buildings | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	20 years
Buildings | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	40 years
Leasehold Improvement | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Leasehold Improvement | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years or the lesser of remaining life of lease
Motor Vehicles | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	4 years
Motor Vehicles | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	10 years
Electronic Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Electronic Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	10 years
Office Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Office Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Other Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Other Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Others
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years